Other Expenses - Summary of Other Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Components Of Other Expense [Line Items]
Stamp duty and other costs on the acquisition of the Yilgarn South assets			$ 27.4
Facility charges			23.5	[1]
Regulatory legal fees	7.1	[2]	11.1	[2]
Other	37.1		42.2		37.9
Total other costs	$ 44.2		$ 104.2		$ 37.9

[1]	Facility charges on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold in fiscal 2013.
[2]	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.